Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Consolidated Financial Statements
Restatement of Previously Issued Consolidated Financial Statements
NOTE 3 – Restatement of Previously Issued Consolidated Financial Statements

During its financial close for the year ended December 31, 2020, the Company discovered an error in its accounting for certain options, as more fully described below. The 2019 and 2018 financial statements have been restated to reflect the correction of the error, and retained earnings has been adjusted to reflect the cumulative effect of adjustments related to this error for years prior to 2018.

Restatement Background

RPC Options

On September 18, 2015, Volution Immuno Pharmaceuticals SA ("VIP") acquired Celsus Therapeutics Plc ("Celsus"), a publicly listed company. The combined entity became Akari Therapeutics, Plc and its American Depository Receipts ("ADR") trade on NASDAQ. As part of the acquisition, RPC Pharma Ltd. ("RPC Pharma") who was the sole shareholder of VIP prior to the acquisition, obtained 61.3% of the outstanding equity in the newly formed Akari Therapeutics, Plc which made RPC Pharma the majority shareholder.

Prior to the acquisition, in July 2015, VIP and RPC Pharma entered into a loan agreement pursuant to which RPC Pharma provided a short-term loan to VIP of GBP 2 million or approximately $3.1 million. The terms stipulated that the loan would provide the shareholders of RPC Pharma who participated in the funding of the loan options to purchase shares of RPC Pharma equivalent to 15% of the total outstanding equity of RPC Pharma (“RPC Options”).

In accordance with par. 11 of  ASC 718, Compensation – Stock Compensation (“ASC 718”) in connection with share-based awards and more expansively in SAB 5T which addresses any transaction (e.g., paying expenses on behalf of the company), an activity by an economic interest holder (e.g., issuance of shares/options) is considered to benefit the company and be on behalf of the company. As such, it is to be accounted for by the Company. Further, when financial instruments are issued with warrants, options or shares, the proceeds are allocated to the various instruments under either the relative fair value method or the residual method (if equity instruments are liabilities).

In accordance with ASC 718, the Company initially accounted for the RPC Options as a Liability related to options within Current Liabilities and they were recognized at their fair value. The initial fair value of RPC Options was $26,004,442 as of September 30, 2015. The Company re-measured its liability related to RPC Options on a recurring basis at fair value, in accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), with changes in the fair value accounted for in the Consolidated Statements of Comprehensive Income (Loss) and included in Changes in fair value of option/warrant liabilities – gain (loss). During the fourth quarter of 2020, the Company reviewed the accounting of the RPC Options and concluded that because the RPC Options do not constitute a legal liability to the Company, these options should have been accounted for as equity and included in Additional-paid in capital in Shareholders’ Equity in the Consolidated Balance Sheet as of September 30, 2015.

On April 16, 2021, the Company’s management conferred with the Audit Committee of the Company’s Board of Directors and concluded that (1) the RPC Options do not constitute a legal liability to the Company and should have been accounted for as an equity instrument during the Company’s 2015 fiscal year and (2) the Company should have used the Black-Scholes Option Pricing Model (“BSOPM”) in order to estimate the fair value of the RPC Options, given the relatively simple nature of the subject options.

The RPC Options were originally issued on 15% of the total capital of RPC Pharma, a closely held private company, and therefore represented potentially significant dilution. The Company’s initial valuation of the RPC Options did not capture this potential dilutive effect. However, in determining the equity value of the RPC Options, the Company’s management further considered the RPC Options on a diluted basis. Using the diluted basis assumes that the holder of the options would currently anticipate dilution in the per share equity value should the RPC Options be exercised in the future. Furthermore, consideration was given to FASB ASC 260 Earnings Per Share and given that the RPC Options when exercised will not generate additional substantial value to RPC Pharma because of the low exercise price, the RPC Options were deemed similar to already issued shares of common stock. As a result, the Company’s management determined that the fair value of the RPC Options on a diluted basis most accurately reflected fair value. As of September 30, 2015, the fair value of the RPC Options on a diluted basis amounted to approximately $22,598,000.

Due to the errors noted above, as to the incorrect balance sheet classification and incorrect valuation of the RPC Options when originally issued in 2015, and the subsequent incorrect revaluation of the options in each quarter and year end period since 2015, the Company’s management has concluded that the financial statements contained in the Company’s Annual Reports on Form 20-F for the years ended December 31, 2015 through 2019, as well as the unaudited condensed consolidated financial statements contained in the quarterly reports on Form 6-K for each quarter within these years, as well as the quarterly periods ended March 31, 2020, June 2020 and September 2020, should be restated. For practical purposes, the Company has reflected the cumulative adjustments relating to the years ended 2015 through 2017 as an adjustment to retained earnings for the year ended December 31, 2018.

Other adjustments

In addition to the errors identified above, the restated financial statements also include adjustments to correct certain other immaterial errors, including previously unrecorded immaterial adjustments in audits of prior years’ financial statements.

These misstatements, both individually and in the aggregate, had no material impact to previously reported total cash flows from operations, investing or financing activities and did not have a material impact on earnings per share for the years ended December 31, 2019 and 2018.
CONSOLIDATED BALANCE SHEETS

(in U.S. Dollars, except share data)

	December 31, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Assets
Current Assets:
Cash	$5,731,691	$—	$—	5,731,691

Prepaid expenses and other current assets	712,975	—	—	712,975
Deferred financing costs	321,956	—	(321,956)	—
Total Current Assets	6,766,622	—	(321,956)	6,444,666

Property and equipment, net	5,013	—	—	5,013
Patent acquisition costs, net	30,163	—	—	30,163
Total Assets	$6,801,798	$—	$(321,956)	$6,479,842

Liabilities and Shareholders' (Deficiency) Equity

Current Liabilities:
Accounts payable	$1,228,772	$—	$—	$1,228,772
Accrued expenses	4,228,604	—	—	4,228,604
Liability related to stock options and warrants	3,116,880	(2,102,012)	—	1,014,868
Total Liabilities	8,574,256	(2,102,012)	—	6,472,244

Commitments and Contingencies

Shareholders' (Deficiency) Equity:
Share capital of $0.0001 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 2,245,865,913 at December 31, 2019 respectively	31,987,016			31,987,016
Additional paid-in capital	110,498,824	22,598,000	471,812	133,568,636
Accumulated other comprehensive loss	(348,860)	—	—	(348,860)
Accumulated deficit	(143,909,438)	(20,495,988)	(793,768)	(165,199,194)
Total Shareholders' (Deficiency) Equity	(1,772,458)	2,102,012	(321,956)	7,598
Total Liabilities and Shareholders' (Deficiency) Equity	$6,801,798	$—	$(321,956)	$6,479,842

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(in U.S. Dollars, except share data)

	Year Ended December 31, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$8,739,420	$—	$—	$8,739,420
General and administrative expenses	8,223,700	—	—	8,223,700
Total Operating Expenses	16,963,120	—	—	16,963,120
Loss from Operations	(16,963,120)	—	—	(16,963,120)

Other Income (Expenses):
Interest income	5,531	—	—	5,531
Changes in fair value of option liabilities - (loss) gain	(60,640)	259,588	—	198,948
Foreign currency exchange losses	(67,256)	—	—	(67,256)
Other expenses	(20,306)	—	—	(20,306)
Total Other Income (Expenses)	(142,671)	259,588	—	116,917

Net Loss	(17,105,791)	259,588	—	(16,846,203)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	3,566	—	—	3,566

Comprehensive Loss	$(17,102,225)	$259,588	$—	$(16,842,637)

Loss per ordinary share (basic and diluted)	$(0.01)			$(0.01)

Weighted average ordinary shares (basic and diluted)	1,830,998,609			1,830,998,609

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(in U.S. Dollars, except share data)

	Year Ended December 31, 2018
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$11,795,376	$—	$—	$11,795,376
General and administrative expenses	10,896,158	—	793,768	11,689,926
Litigation settlement gain	(2,700,000)	—	—	(2,700,000)
Total Operating Expenses	19,991,534	—	793,768	20,785,302
Loss from Operations	(19,991,534)	—	(793,768)	(20,785,302)

Other Income (Expenses):
Interest income	222,256	—	—	222,256
Changes in fair value of option liabilities - gain	3,238,911	(3,238,911)	—	—
Foreign currency exchange gains	81,501	—	—	81,501
Other expenses	(17,914)	—	—	(17,914)
Total Other Income (Expenses)	3,524,754	(3,238,911)	—	285,843

Net Loss	(16,466,780)	(3,238,911)	(793,768)	(20,499,459)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(116,180)	—	—	(116,180)

Comprehensive Loss	$(16,582,960)	$(3,238,911)	$(793,768)	$(20,615,639)

Loss per ordinary share (basic and diluted)	$(0.01)			$(0.01)

Weighted average ordinary shares (basic and diluted)	1,540,309,840			1,540,309,840

CONSOLIDATED STATEMENT OF CHANGES TO SHAREHOLDERS’ EQUITY (DEFICIT)

(in U.S. dollars, except share data)

	As Previously Reported				As Restated
	For the Year Ended		RPC	Other	For the Year Ended
	December 31, 2020		Adjustment	Adjustments	December 31, 2020
	Shares	Amount			Shares	Amount
Share Capital:
Balance January 1	2,245,865,913	$31,987,016	$—	$—	2,245,865,913	$31,987,016
Ordinary shares issued	627,029,600	8,098,632	—	—	627,029,600	8,098,632
Balance March 31	2,872,895,513	40,085,648	—	—	2,872,895,513	40,085,648
Ordinary shares issued	471,666,700	5,953,175		—	471,666,700	5,953,175
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	40,760,900	523,778	—	—	40,760,900	523,778
Exercise of warrants	1,250,000	15,941	—	—	1,250,000	15,941
Balance June 30	3,386,573,113	46,578,543	—	—	3,386,573,113	46,578,543
Ordinary shares issued	—	—	—	—	—	—
Balance September 30	3,386,573,113	46,578,543	—	—	3,386,573,113	46,578,543

Additional Paid-In Capital:
Balance January 1		110,498,824	22,598,000	471,812		133,568,636
Ordinary shares issued		(1,003,264)	—	33,251		(970,013)
Stock-based compensation		100,504	—	—		100,504
Balance March 31		109,596,064	22,598,000	505,063		132,699,127
Ordinary shares issued		2,941,966	—	288,705		3,230,671
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital		376,222	—	—		376,222
Exercise of warrants		11,559	—	—		11,559
Stock-based compensation		63,330	—	—		63,330
Balance June 30		112,989,141	22,598,000	793,768		136,380,909
Stock-based compensation		81,107	—	—		81,107
Balance September 30		113,070,248	22,598,000	793,768		136,462,016

Accumulated Other Comprehensive Loss:
Balance January 1		(348,860)	—	—		(348,860)
Comprehensive loss		(222,725)	—	—		(222,725)
Balance March 31		(571,585)	—	—		(571,585)
Comprehensive loss		(46,037)	—	—		(46,037)
Balance June 30		(617,622)	—	—		(617,622)
Comprehensive loss		(3,676)	—	—		(3,676)
Balance September 30		(621,298)	—	—		(621,298)

Accumulated Deficit:
Balance January 1		(143,909,438)	(20,495,988)	(793,768)		(165,199,194)
Comprehensive loss		(3,385,062)	(360,345)	—		(3,745,407)
Balance March 31		(147,294,500)	(20,856,333)	(793,768)		(168,944,601)
Comprehensive loss		(8,316,655)	876,840	—		(7,439,815)
Balance June 30		(155,611,155)	(19,979,493)	(793,768)		(176,384,416)
Comprehensive income		1,441,960	(528,506)	—		913,454
Balance September 30		(154,169,195)	(20,507,999)	(793,768)		(175,470,962)

Total Shareholders' Equity		$4,858,298	$2,090,001	$—		$6,948,299

CONSOLIDATED STATEMENT OF CHANGES TO SHAREHOLDERS’ EQUITY (DEFICIT)

(in U.S. dollars, except share data)

	As Previously Reported				As Restated
	For the Year Ended		RPC	Other	For the Year Ended
	December 31, 2019		Adjustment	Adjustments	December 31, 2019
	Shares	Amount			Shares	Amount
Share Capital:
Balance January 1	1,580,693,413	$23,651,277	$—	$—	1,580,693,413	$23,651,277
Ordinary shares issued	5,000,000	65,598	—	—	5,000,000	65,598
Balance March 31	1,585,693,413	23,716,875	—	—	1,585,693,413	23,716,875
Ordinary shares issued	65,000,000	821,262	—	—	65,000,000	821,262
Balance June 30	1,650,693,413	24,538,137	—	—	1,650,693,413	24,538,137
Ordinary shares issued	450,172,500	5,585,564	—	—	450,172,500	5,585,564
Balance September 30	2,100,865,913	30,123,701	—	—	2,100,865,913	30,123,701
Ordinary shares issued	145,000,000	1,863,315	—	—	145,000,000	1,863,315
Balance December 31	2,245,865,913	$31,987,016	$—	$—	2,245,865,913	$31,987,016

Additional Paid-In Capital:
Balance January 1		$106,616,083	$22,598,000	$208,768		$129,422,851
Ordinary shares issued		86,955	—	5,190		92,145
Stock-based compensation		394,439	—	—		394,439
Balance March 31		107,097,477	22,598,000	213,958		129,909,435
Ordinary shares issued		453,737	—	41,085		494,822
Stock-based compensation		409,622	—	—		409,622
Balance June 30		107,960,836	22,598,000	255,043		130,813,879
Ordinary shares issued		1,461,996	—	136,682		1,598,678
Stock-based compensation		137,385	—	—		137,385
Balance September 30		109,560,217	22,598,000	391,725		132,549,942
Ordinary shares issued		832,666	—	80,087		912,753
Stock-based compensation		105,941	—	—		105,941
Balance December 31		$110,498,824	$22,598,000	$471,812		$133,568,636
		—

Accumulated Other Comprehensive Loss:
Balance January 1		$(352,426)	$—	$—		$(352,426)
Comprehensive income (loss)		107,168	—	—		107,168
Balance March 31		(245,258)	—	—		(245,258)
Comprehensive income (loss)		(160,116)	—	—		(160,116)
Balance June 30		(405,374)	—	—		(405,374)
Comprehensive income (loss)		3,281	—	—		3,281
Balance September 30		(402,093)	—	—		(402,093)
Comprehensive income (loss)		53,233	—	—		53,233
Balance December 31		$(348,860)	$—	$—		$(348,860)

Accumulated Deficit:
Balance January 1		$(126,803,647)	$(20,755,576)	$(793,768)		$(148,352,991)
Comprehensive income (loss)		(2,545,283)	2,358,772	—		(186,511)
Balance March 31		(129,348,930)	(18,396,804)	(793,768)		(148,539,502)
Comprehensive income (loss)		(4,117,084)	(1,830,689)	—		(5,947,773)
Balance June 30		(133,466,014)	(20,227,493)	(793,768)		(154,487,275)
Comprehensive income (loss)		(2,565,354)	(316,541)	—		(2,881,895)
Balance September 30		(136,031,368)	(20,544,034)	(793,768)		(157,369,170)
Comprehensive income (loss)		(7,878,070)	48,046	—		(7,830,024)
Balance December 31		$(143,909,438)	$(20,495,988)	$(793,768)		$(165,199,194)

Total Shareholders' Equity		$(1,772,458)	$2,102,012	$(321,956)		$7,598

CONSOLIDATED STATEMENT OF CHANGES TO SHAREHOLDERS’ EQUITY (DEFICIT)

(in U.S. dollars, except share data)

	As Previously Reported				As Restated
	For the Year Ended		RPC	Other	For the Year Ended
	December 31, 2018		Adjustment	Adjustments	December 31, 2018
	Shares	Amount			Shares	Amount
Share Capital:
Balance January 1	1,525,693,393	$22,927,534	$—	$—	1,525,693,393	$22,927,534
Ordinary shares issued	—	—	—	—	—	—
Balance March 31	1,525,693,393	22,927,534	—	—	1,525,693,393	22,927,534
Ordinary shares issued	—	—	—	—	—	—
Balance June 30	1,525,693,393	22,927,534	—	—	1,525,693,393	22,927,534
Issuance of share capital to directors	20	—	—	—	20	—
Issuance of share capital related to financing, net of issuance costs	55,000,000	723,743	—	—	55,000,000	723,743
Balance September 30	1,580,693,413	23,651,277	—	—	1,580,693,413	23,651,277
Ordinary shares issued	—	—	—	—	—	—
Balance December 31	1,580,693,413	$23,651,277	$—	$—	1,580,693,413	$23,651,277
Additional Paid-In Capital:
Balance January 1		$104,799,550	$22,598,000	$—		$127,397,550
Stock-based compensation		475,958		—		475,958
Balance March 31		105,275,508	22,598,000	—		127,873,508
Stock-based compensation		351,981		—		351,981
Balance June 30		105,627,489	22,598,000	—		128,225,489
Issuance of share capital to directors		—	—	—
Issuance of share capital related to financing, net of issuance costs		207,829	—	64,455		272,284
Stock-based compensation		403,769	—	—		403,769
Balance September 30		106,239,087	22,598,000	64,455		128,901,542
Issuance of share capital related to financing, net of issuance costs		(40,340)	—	144,313		103,973
Stock-based compensation		417,336	—	—		417,336
Balance December 31		$106,616,083	$22,598,000	$208,768		$129,422,851
Accumulated Other Comprehensive Loss:
Balance January 1		$(236,246)	$—	$—		$(236,246)
Comprehensive income (loss)		32,799	—	—		32,799
Balance March 31		(203,447)	—	—		(203,447)
Comprehensive income (loss)		(27,188)	—	—		(27,188)
Balance June 30		(230,635)	—	—		(230,635)
Comprehensive income (loss)		(65,848)	—	—		(65,848)
Balance September 30		(296,483)	—	—		(296,483)
Comprehensive income (loss)		(55,943)	—	—		(55,943)
Balance December 31		$(352,426)	$—	$—		$(352,426)
Accumulated Deficit:
Balance January 1		$(110,336,867)	$(17,516,665)	$—		$(127,853,532)
Comprehensive income (loss)		(1,338,575)	(2,945,531)	—		(4,284,106)
Balance March 31		(111,675,442)	(20,462,196)	—		(132,137,638)
Comprehensive income (loss)		(8,022,196)	152,557	—		(7,869,639)
Balance June 30		(119,697,638)	(20,309,639)			(140,007,277)
Comprehensive income (loss)		(3,593,255)	715,846	(649,455)		(3,526,864)
Balance September 30		(123,290,893)	(19,593,793)	(649,455)		(143,535,141)
Comprehensive income (loss)		(3,512,754)	(1,161,783)	(144,313)		(4,818,850)
Balance December 31		$(126,803,647)	$(20,755,576)	$(793,768)		$(148,352,991)

Total Shareholders' Equity		$3,111,287	$1,842,424	$(585,000)		$4,368,711

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in U.S. Dollars )

	Year Ended December 31, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(17,105,791)	$259,588	$—	$(16,846,203)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,205	—	—	19,205
Stock-based compensation	1,047,387	—	—	1,047,387
Changes in fair value of the liability for options and warrants	60,640	(259,588)	—	(198,948)
Foreign currency exchange (gains) loss	(30,366)	—	—	(30,366)
Changes in operating assets and liabilities:
Decrease in assets:
Prepaid expenses and other current assets	710,335	—	—	710,335
Increase in liabilities:
Accounts payable and accrued expenses	2,380,277	—	—	2,380,277
Total adjustments	4,187,478	(259,588)	—	3,927,890
Net Cash Used in Operating Activities	(12,918,313)	—	—	(12,918,313)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	12,647,953	—	—	12,647,953
Net Cash Provided by Financing Activities	12,647,953	—	—	12,647,953

Effect of Exchange Rates on Cash	34,084	—	—	34,084

Net (Decrease) in Cash	(236,276)	—	—	(236,276)
Cash, beginning of period	5,967,967	—	—	5,967,967
Cash, end of period	$5,731,691	$—	$—	$5,731,691

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in U.S. Dollars )

	Year Ended December 31, 2018
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(16,466,780)	$(3,238,911)	$(793,768)	$(20,499,459)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35,848	—	—	35,848
Stock-based compensation	1,649,044	—	—	1,649,044
Financing Expense	—	—	600,000	600,000
Changes in fair value of the liability for options and warrants	(3,238,911)	3,238,911	—	—
Foreign currency exchange (gains) loss	(104,719)	—	—	(104,719)
Changes in operating assets and liabilities:
(Increase) in assets:
Prepaid expenses and other current assets	(716,859)	—	—	(716,859)
(Decrease) in liabilities:				—
Accounts payable and accrued expenses	(3,689,860)	—	—	(3,689,860)
Other liabilities	(48,003)	—	—	(48,003)
Total adjustments	(6,113,460)	3,238,911	600,000	(2,274,549)
Net Cash Used in Operating Activities	(22,580,240)	—	(193,768)	(22,774,008)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	306,232	—	193,768	500,000
Net Cash Provided by Financing Activities	306,232	—	193,768	500,000

Effect of Exchange Rates on Cash	(6,931)	—	—	(6,931)

Net (Decrease) in Cash	(22,280,939)	—	—	(22,280,939)
Cash, beginning of period	28,248,906	—	—	28,248,906
Cash, end of period	$5,967,967	$—	$—	$5,967,967

CONDENSED CONSOLIDATED BALANCE SHEETS - UNAUDITED

(in U.S. Dollars, except share data)

	March 31,
	2020
	As
	Previously	RPC	Other	As
	Reported	Adjustments	Adjustment	Restated
Assets
Current Assets:
Cash	$7,822,180	$—	$—	$7,822,180
Prepaid expenses and other current assets	1,828,444	—	—	1,828,444
Deferred financing costs	288,705	—	(288,705)	—
Total Current Assets	9,939,329	—	(288,705)	9,650,624

Property and equipment, net	2,096	—	—	2,096
Patent acquisition costs, net	27,566	—	—	27,566
Total Assets	$9,968,991	$—	$(288,705)	$9,680,286

Liabilities and Shareholders' (Deficiency) Equity

Current Liabilities:
Accounts payable	$966,059	$—	$—	$966,059
Accrued expenses	2,630,857	—	—	2,630,857
Liability related to stock options and warrants	4,556,448	(1,741,667)	—	2,814,781
Total Liabilities	8,153,364	(1,741,667)	—	6,411,697

Commitments and Contingencies

Shareholders' (Deficiency) Equity:
Share capital of $0.0001 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 2,872,895,513 at March 31, 2020	40,085,648	—	—	40,085,648
Additional paid-in capital	109,596,064	22,598,000	505,063	132,699,127
Accumulated other comprehensive loss	(571,585)	—	—	(571,585)
Accumulated deficit	(147,294,500)	(20,856,333)	(793,768)	(168,944,601)
Total Shareholders' Equity (Deficiency)	1,815,627	1,741,667	(288,705)	3,268,589
Total Liabilities and Shareholders' Equity (Deficiency)	$9,968,991	$—	$(288,705)	$9,680,286

CONDENSED CONSOLIDATED BALANCE SHEETS - UNAUDITED

(in U.S. Dollars, except share data)

	June 30,
	2020
	As
	Previously	RPC	Other	As
	Reported	Adjustments	Adjustment	Restated
Assets
Current Assets:
Cash	$12,746,266	$—	$—	$12,746,266
Prepaid expenses and other current assets	1,679,425	—	—	1,679,425
Total Current Assets	14,425,691	—	—	14,425,691

Patent acquisition costs, net	26,489	—	—	26,489
Total Assets	$14,452,180	$—	$—	$14,452,180

Liabilities and Shareholders' Equity

Current Liabilities:
Accounts payable	$2,191,168	$—	$—	$2,191,168
Accrued expenses	1,941,083	—	—	1,941,083
Liability related to stock options and warrants	6,981,022	(2,618,507)	—	4,362,515
Total Liabilities	11,113,273	(2,618,507)	—	8,494,766

Commitments and Contingencies

Shareholders' Equity:
Share capital of $0.0001 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 3,386,573,113 at June 30, 2020	46,578,543	—	—	46,578,543
Additional paid-in capital	112,989,141	22,598,000	793,768	136,380,909
Accumulated other comprehensive loss	(617,622)			(617,622)
Accumulated deficit	(155,611,155)	(19,979,493)	(793,768)	(176,384,416)
Total Shareholders' Equity	3,338,907	2,618,507	—	5,957,414
Total Liabilities and Shareholders' Equity	$14,452,180	$—	$—	$14,452,180

CONDENSED CONSOLIDATED BALANCE SHEETS - UNAUDITED

(in U.S. Dollars, except share data)

	September 30,
	2020
	As
	Previously	RPC	Other	As
	Reported	Adjustments	Adjustment	Restated
Assets
Current Assets:
Cash	$12,317,798	$—	$—	$12,317,798
Prepaid expenses and other current assets	1,349,244	—	—	1,349,244
Total Current Assets	13,667,042	—	—	13,667,042

Patent acquisition costs, net	26,674	—	—	26,674
Total Assets	$13,693,716	$—	$—	$13,693,716

Liabilities and Shareholders' Equity

Current Liabilities:
Accounts payable	$2,410,530	$—	$—	$2,410,530
Accrued expenses	975,893	—	—	975,893
Liability related to stock options and warrants	5,448,995	(2,090,001)	—	3,358,994
Total Liabilities	8,835,418	(2,090,001)	—	6,745,417

Commitments and Contingencies

Shareholders' Equity:
Share capital of $0.0001 par value
Authorized: 10,000,000,000 ordinary shares; issued and outstanding:
3,386,573,113 at September 30, 2020	46,578,543	—	—	46,578,543
Additional paid-in capital	113,070,248	22,598,000	793,768	136,462,016
Accumulated other comprehensive loss	(621,298)	—	—	(621,298)
Accumulated deficit	(154,169,195)	(20,507,999)	(793,768)	(175,470,962)
Total Shareholders' Equity	4,858,298	2,090,001	—	6,948,299
Total Liabilities and Shareholders' Equity	$13,693,716	$—	$—	$13,693,716

CONDENSED CONSOLIDATED BALANCE SHEETS- UNAUDITED

(in U.S. Dollars, except share data)

	March 31,
	2019
	As Previously	RPC	Other	As
	Reported	Adjustments	Adjustment	Restated
Assets
Current Assets:
Cash	$6,145,555	$—	$—	$6,145,555
Prepaid expenses and other current assets	1,887,780	—	—	1,887,780
Deferred financing costs	579,810	—	(579,810)	—
Total Current Assets	8,613,145	—	(579,810)	8,033,335

Restricted cash	147,924	—	—	147,924
Property and equipment, net	15,834	—	—	15,834
Patent acquisition costs, net	32,867	—	—	32,867
Total Assets	$8,809,770	$—	$(579,810)	$8,229,960

Liabilities and Shareholders' Equity (Deficiency)

Current Liabilities:
Accounts payable	$1,763,182	$—	$—	$1,763,182
Accrued expenses	1,625,228	—	—	1,625,228
Liability related to stock options and warrants	4,201,196	(4,201,196)	—	—
Total Liabilities	7,589,606	(4,201,196)	—	3,388,410

Commitments and Contingencies

Shareholders' Equity (Deficiency):
Share capital of $0.0001 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 1,585,693,413 at March 31, 2019	23,716,875	—	—	23,716,875
Additional paid-in capital	107,097,477	22,598,000	213,958	129,909,435
Accumulated other comprehensive loss	(245,258)	—	—	(245,258)
Accumulated deficit	(129,348,930)	(18,396,804)	(793,768)	(148,539,502)
Total Shareholders' Equity (Deficiency)	1,220,164	4,201,196	(579,810)	4,841,550
Total Liabilities and Shareholders' Equity (Deficiency)	$8,809,770	$—	$(579,810)	$8,229,960

CONDENSED CONSOLIDATED BALANCE SHEETS- UNAUDITED

(in U.S. Dollars, except share data)

	June 30,
	2019
	As Previously	RPC	Other	As
	Reported	Adjustments	Adjustment	Restated
Assets
Current Assets:
Cash	$2,736,663	$—	$—	$2,736,663
Prepaid expenses and other current assets	1,747,365	—	—	1,747,365
Deferred financing costs	606,508	—	(538,725)	67,783
Total Current Assets	5,090,536	—	(538,725)	4,551,811

Restricted cash	17,364	—	—	17,364
Property and equipment, net	12,056	—	—	12,056
Patent acquisition costs, net	31,065	—	—	31,065
Total Assets	$5,151,021	$—	$(538,725)	$4,612,296

Liabilities and Shareholders' (Deficiency) Equity

Current Liabilities:
Accounts payable	$1,481,536	$—	$—	$1,481,536
Accrued expenses	2,671,393	—	—	2,671,393
Liability related to stock options and warrants	2,370,507	(2,370,507)	—	—
Total Liabilities	6,523,436	(2,370,507)	—	4,152,929

Commitments and Contingencies

Shareholders' (Deficiency) Equity:
Share capital of $0.0001 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 1,650,693,413 at June 30, 2019	24,538,137	—	—	24,538,137
Additional paid-in capital	107,960,836	22,598,000	255,043	130,813,879
Accumulated other comprehensive loss	(405,374)	—	—	(405,374)
Accumulated deficit	(133,466,014)	(20,227,493)	(793,768)	(154,487,275)
Total Shareholders' (Deficiency) Equity	(1,372,415)	2,370,507	(538,725)	459,367
Total Liabilities and Shareholders' (Deficiency) Equity	$5,151,021	$—	$(538,725)	$4,612,296

CONDENSED CONSOLIDATED BALANCE SHEETS- UNAUDITED

(in U.S. Dollars, except share data)

	September 30,
	2019
	As Previously	RPC	Other	As
	Reported	Adjustments	Adjustment	Restated
Assets
Current Assets:
Cash	$6,268,667	$—	$—	$6,268,667
Tax credit receivable	2,902,987	—	—	2,902,987
Prepaid expenses and other current assets	1,058,527	—	—	1,058,527
Deferred financing costs	402,042	—	(402,042)	—
Total Current Assets	10,632,223	—	(402,042)	10,230,181

Property and equipment, net	8,388	—	—	8,388
Patent acquisition costs, net	29,147	—	—	29,147
Total Assets	$10,669,758	$—	$(402,042)	$10,267,716

Liabilities and Shareholders' (Deficiency) Equity

Current Liabilities:
Accounts payable	$1,315,411	$—	$—	$1,315,411
Accrued expenses	3,035,056	—	—	3,035,056
Liability related to stock options and warrants	3,068,834	(2,053,965)	—	1,014,869
Total Liabilities	7,419,301	(2,053,965)	—	5,365,336

Commitments and Contingencies

Shareholders' (Deficiency) Equity:
Share capital of $0.0001 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 2,100,865,913 at September 30, 2019	30,123,701	—	—	30,123,701
Additional paid-in capital	109,560,217	22,598,000	391,726	132,549,942
Capital redemption reserve				—
Accumulated other comprehensive loss	(402,093)			(402,093)
Accumulated deficit	(136,031,368)	(20,544,034)	(793,768)	(157,369,170)
Total Shareholders' Equity (Deficiency)	3,250,457	2,053,965	(402,042)	4,902,380
Total Liabilities and Shareholders' Equity	$10,669,758	$—	$(402,042)	$10,267,716

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Three Months Ended March 31, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$2,732,165	$—	$—	$2,732,165
General and administrative expenses	2,194,809	—	—	2,194,809
Total Operating Expenses	4,926,974	—	—	4,926,974
Loss from Operations	(4,926,974)	—	—	(4,926,974)

Other Income (Expenses):
Interest income	1,010	—	—	1,010
Changes in fair value of option liabilities - gain	1,309,801	(360,345)	—	949,456
Foreign currency exchange gains	233,404	—	—	233,404
Other expenses	(2,303)	—	—	(2,303)
Total Other Income (Expenses)	1,541,912	(360,345)	—	1,181,567

Net Loss	(3,385,062)	(360,345)	—	(3,745,407)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(222,725)	—	—	(222,725)

Comprehensive Loss	$(3,607,787)	$(360,345)	$—	$(3,968,132)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	2,516,280,709			2,516,280,709

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Three Months Ended June 30, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$3,020,432	$—	$—	$3,020,432
General and administrative expenses	2,891,177	—	—	2,891,177
Total Operating Expenses	5,911,609	—	—	5,911,609
Loss from Operations	(5,911,609)	—	—	(5,911,609)

Other Income (Expenses):
Interest income	1,152	—	—	1,152
Changes in fair value of option liabilities - (loss)	(2,432,449)	876,840	—	(1,555,609)
Foreign currency exchange gains	27,992	—	—	27,992
Other expenses	(1,741)	—	—	(1,741)
Total Other Income (Expenses)	(2,405,046)	876,840	—	(1,528,206)

Net Loss	(8,316,655)	876,840	—	(7,439,815)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(46,037)	—	—	(46,037)

Comprehensive Loss	$(8,362,692)	$876,840	$—	$(7,485,852)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	3,002,482,637			3,002,482,637

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Six Months Ended June 30, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$5,752,597	$—	$—	$5,752,597
General and administrative expenses	5,085,986	—	—	5,085,986
Total Operating Expenses	10,838,583	—	—	10,838,583
Loss from Operations	(10,838,583)	—	—	(10,838,583)

Other Income (Expenses):
Interest income	2,162	—	—	2,162
Changes in fair value of option liabilities - (loss)	(1,122,648)	516,495	—	(606,153)
Foreign currency exchange gains	261,396	—	—	261,396
Other expenses	(4,044)	—	—	(4,044)
Total Other Income (Expenses)	(863,134)	516,495	—	(346,639)

Net Loss	(11,701,717)	516,495	—	(11,185,222)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(268,762)	—	—	(268,762)

Comprehensive Loss	$(11,970,479)	$516,495	$—	$(11,453,984)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	2,759,381,673			2,759,381,673

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - UNAUDITED

(in U.S. Dollars)

	Three Months Ended September 30, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$(1,592,531)	$—	$—	$(1,592,531)
General and administrative expenses	1,839,414	—	—	1,839,414
Total Operating Expenses	246,883	—	—	246,883
Loss from Operations	(246,883)	—	—	(246,883)

Other Income (Expenses):
Interest income	6,132	—	—	6,132
Changes in fair value of option liabilities - gain	1,532,027	(528,506)	—	1,003,521
Foreign currency exchange gains	156,360	—	—	156,360
Other expenses	(5,676)	—	—	(5,676)
Total Other Income (Expenses)	1,688,843	(528,506)	—	1,160,337

Net Income / (Loss)	1,441,960	(528,506)	—	913,454

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(3,676)	—	—	(3,676)

Comprehensive Income / (Loss)	$1,438,284	$(528,506)	$—	$909,778

Loss per ordinary share (basic and diluted)	$0.00			$0.00
Weighted average ordinary shares (basic and diluted)	3,386,573,113			3,386,573,113

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(in U.S. Dollars)

	Nine Months Ended September 30, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$4,160,066	$—	$—	$4,160,066
General and administrative expenses	6,925,400	—	—	6,925,400
Total Operating Expenses	11,085,466	—	—	11,085,466
Loss from Operations	(11,085,466)	—	—	(11,085,466)

Other Income (Expenses):
Interest income	8,294	—	—	8,294
Changes in fair value of option liabilities - gain	409,379	(12,011)	—	397,368
Foreign currency exchange gains	417,756	—	—	417,756
Other expenses	(9,720)	—	—	(9,720)
Total Other Income (Expenses)	825,709	(12,011)	—	813,698

Net Loss	(10,259,757)	(12,011)	—	(10,271,768)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(272,438)	—	—	(272,438)

Comprehensive Loss	$(10,532,195)	$(12,011)	$—	$(10,544,206)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	3,336,002,895			3,336,002,895

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Three Months Ended March 31, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustment	Restated
Operating Expenses:
Research and development income	$(2,318,360)	$—	$—	$(2,318,360)
General and administrative expenses	2,306,398	—	—	2,306,398
Total Operating Expenses	(11,962)	—	—	(11,962)
Gain from Operations	11,962	—	—	11,962

Other Income (Expenses):		—	—
Interest income	1,286	—	—	1,286
Changes in fair value of option liabilities - (loss)	(2,358,772)	2,358,772	—	—
Foreign currency exchange losses	(195,635)	—	—	(195,635)
Other expenses	(4,124)	—	—	(4,124)
Total Other Income (Expenses)	(2,557,245)	2,358,772	—	(198,473)

Net Loss	(2,545,283)	2,358,772	—	(186,511)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	107,168	—	—	107,168
		—	—
Comprehensive Loss	$(2,438,115)	$2,358,772	$—	$(79,343)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	1,580,860,080			1,580,860,080

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Three Months Ended June 30, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$3,593,341	$—	$—	$3,593,341
General and administrative expenses	2,438,106	—	—	2,438,106
Total Operating Expenses	6,031,447	—	—	6,031,447
Loss from Operations	(6,031,447)	—	—	(6,031,447)

Other Income (Expenses):
Interest income	449	—	—	449
Changes in fair value of option liabilities - gain	1,830,689	(1,830,689)	—	—
Foreign currency exchange gains	86,438	—	—	86,438
Other expenses	(3,213)	—	—	(3,213)
Total Other Income (Expenses)	1,914,363	(1,830,689)		83,674

Net Loss	(4,117,084)	(1,830,689)	—	(5,947,773)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(160,116)	—	—	(160,116)

Comprehensive Loss	$(4,277,200)	$(1,830,689)	$—	$(6,107,889)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	1,607,121,984			1,607,121,984

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Six Months Ended June 30, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$1,274,981	$—	$—	$1,274,981
General and administrative expenses	4,744,504	—	—	4,744,504
Total Operating Expenses	6,019,485	—	—	6,019,485
Loss from Operations	(6,019,485)	—	—	(6,019,485)

Other Income (Expenses):
Interest income	1,735	—	—	1,735
Changes in fair value of option liabilities - (loss)	(528,083)	528,083		—
Foreign currency exchange losses	(109,198)	—	—	(109,198)
Other expenses	(7,336)	—	—	(7,336)
Total Other Income (Expenses)	(642,882)	528,083	—	(114,799)

Net Loss	(6,662,367)	528,083	—	(6,134,284)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(52,948)	—	—	(52,948)

Comprehensive Loss	$(6,715,315)	$528,083	$—	$(6,187,232)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	1,594,063,579			1,594,063,579

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Three Months Ended September 30, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$1,763,057	$—	$—	$1,763,057
General and administrative expenses	1,354,263	—	—	1,354,263
Total Operating Expenses	3,117,320	—	—	3,117,320
Loss from Operations	(3,117,320)	—	—	(3,117,320)

Other Income (Expenses):
Interest income	2,057			2,057
Changes in fair value of option liabilities - gain	515,489	(316,541)	—	198,948
Foreign currency exchange gains	37,209	—	—	37,209
Other expenses	(2,788)	—	—	(2,788)
Total Other Income (Expenses)	551,967	(316,541)		235,426

Net Loss	(2,565,353)	(316,541)	—	(2,881,894)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	3,281	—	—	3,281

Comprehensive Loss	$(2,562,072)	$(316,541)	$—	$(2,878,613)

Loss per ordinary share (basic and diluted)	$(0.00)			$(0.00)
Weighted average ordinary shares (basic and diluted)	1,971,025,222			1,971,025,222

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED

(in U.S. Dollars)

	Nine Months Ended September 30, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Operating Expenses:
Research and development expenses	$3,038,038	$—	$—	$3,038,038
General and administrative expenses	6,098,767	—	—	6,098,767
Total Operating Expenses	9,136,805	—	—	9,136,805
Loss from Operations	(9,136,805)	—	—	(9,136,805)

Other Income (Expenses):
Interest income	3,792	—	—	3,792
Changes in fair value of option liabilities - (loss) gain	(12,594)	211,542	—	198,948
Foreign currency exchange losses	(71,989)			(71,989)
Other expenses	(10,124)	—	—	(10,124)
Total Other Income (Expenses)	(90,915)	211,542	—	120,627

Net Loss	(9,227,720)	211,542	—	(9,016,178)

Other Comprehensive Income:
Foreign Currency Translation Adjustment	(49,667)	—	—	(49,667)

Comprehensive Loss	$(9,277,387)	$211,542	$—	$(9,065,845)

Loss per ordinary share (basic and diluted)	$(0.01)			$(0.01)
Weighted average ordinary shares (basic and diluted)	1,721,098,272			1,721,098,272

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED

(in U.S. Dollars )

	Three Months Ended March 31, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(3,385,062)	$(360,345)	$—	$(3,745,407)
Adjustments to reconcile net loss to net cash used in operating activities:		—	—
Depreciation and amortization	3,877	—	—	3,877
Stock-based compensation	100,504	—	—	100,504
Changes in fair value of the liability for options and warrants	(1,309,801)	360,345	—	(949,456)
Foreign currency exchange (gains) loss	(171,806)	—	—	(171,806)
Changes in operating assets and liabilities:
(Increase) in assets:
Prepaid expenses and other current assets	(1,115,329)	—	—	(1,115,329)
(Decrease) in liabilities:
Accounts payable and accrued expenses	(1,862,039)	—	—	(1,862,039)
Total adjustments	(4,354,594)	360,345	—	(3,994,249)
Net Cash Used in Operating Activities	(7,739,656)	—		(7,739,656)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	7,095,368	—	—	7,095,368
Proceeds from issuance of warrants	2,782,620	—	—	2,782,620
Net Cash Provided by Financing Activities	9,877,988	—		9,877,988

Effect of Exchange Rates on Cash	(47,843)	—	—	(47,843)

Net Increase in Cash	2,090,489	—	—	2,090,489
Cash, beginning of period	5,731,691	—	—	5,731,691
Cash, end of period	$7,822,180	$—	$—	$7,822,180

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED

(in U.S. Dollars )

	Six Months Ended June 30, 2020
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustment	Restated
Cash Flows from Operating Activities:
Net loss	$(11,701,717)	$516,495	$—	$(11,185,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,921	—	—	6,921
Stock-based compensation	163,834	—	—	163,834
Financing Expense	900,000	—	—	900,000
Changes in fair value of the liability for options and warrants	1,122,648	(516,495)	—	606,153
Foreign currency exchange (gains) loss	(210,896)	—	—	(210,896)
Changes in operating assets and liabilities:
(Increase) in assets:
Prepaid expenses and other current assets	(966,222)	—	—	(966,222)
(Decrease) in liabilities:	—	—
Accounts payable and accrued expenses	(1,327,686)	—	—	(1,327,686)
Total adjustments	(311,401)	(516,495)	—	(827,896)
Net Cash Used in Operating Activities	(12,013,118)	—	—	(12,013,118)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	19,053,960	—	—	19,053,960
Proceeds from issuance of warrants	27,500	—	—	27,500
Net Cash Provided by Financing Activities	19,081,460	—	—	19,081,460

Effect of Exchange Rates on Cash	(53,767)	—	—	(53,767)

Net Increase in Cash	7,014,575	—	—	7,014,575
Cash, beginning of period	5,731,691	—	—	5,731,691
Cash, end of period	$12,746,266	$—	$—	$12,746,266

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED

(in U.S. Dollars )

	Nine Months Ended September 30, 2020
	As Previously	RPC	Other	As
	Reported	Adjustments	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(10,259,757)	$(12,011)	$—	$(10,271,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,907	—	—	7,907
Stock-based compensation	244,941	—	—	244,941
Financing Expense	900,000	—	—	900,000
Changes in fair value of the liability for options and warrants	(409,379)	12,011	—	(397,368)
Foreign currency exchange (gains) loss	(488,532)	—	—	(488,532)
Changes in operating assets and liabilities:
(Increase) in assets:
Prepaid expenses and other current assets	(635,758)	—	—	(635,758)
(Decrease) in liabilities:	—
Accounts payable and accrued expenses	(2,076,709)	—	—	(2,076,709)
Total adjustments	(2,457,530)	12,011	—	(2,445,519)
Net Cash Used in Operating Activities	(12,717,287)	—	—	(12,717,287)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	19,053,960	—	—	19,053,960
Proceeds from issuance of warrants	27,500	—	—	27,500
Net Cash Provided by Financing Activities	19,081,460	—	—	19,081,460

Effect of Exchange Rates on Cash	221,934	—	—	221,934

Net Increase in Cash	6,586,107	—	—	6,586,107
Cash, beginning of period	5,731,691	—	—	5,731,691
Cash, end of period	$12,317,798	$—	$—	$12,317,798

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED

(in U.S. Dollars )

	Three Months Ended March 31, 2019
	As Previously	RPC	Other	As
	Reported	Adjustment	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(2,545,283)	$2,358,772	$—	$(186,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,566	—	—	5,566
Stock-based compensation	394,439	—	—	394,439
Changes in fair value of the liability for options and warrants	2,358,772	(2,358,772)	—	—
Foreign currency exchange (gains) loss	166,593	—	—	166,593
Changes in operating assets and liabilities:
(Increase) in assets:
Prepaid expenses and other current assets	(464,696)	—	—	(464,696)
Increase in liabilities:
Accounts payable and accrued expenses	313,553	—	—	313,553
Total adjustments	2,774,227	(2,358,772)	—	415,455
Net Cash Used in Operating Activities	228,944	—	—	228,944

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	157,743	—	—	157,743
Net Cash Provided by Financing Activities	157,743	—	—	157,743

Effect of Exchange Rates on Cash	(61,175)	—	—	(61,175)

Net Increase in Cash and Restricted Cash	325,512	—	—	325,512
Cash and Restricted cash, beginning of period	5,967,967	—	—	5,967,967
Cash and Restricted cash, end of period	$6,293,479	$—	$—	$6,293,479

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED

(in U.S. Dollars )

	Six Months Ended June 30, 2019
	As Previously	RPC	Other	As
	Reported	Adjustments	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(6,662,367)	$528,083	$—	$(6,134,284)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,266	—	—	10,266
Stock-based compensation	804,061	—	—	804,061
Changes in fair value of the liability for options and warrants	528,083	(528,083)	—	—
Foreign currency exchange (gains) loss	91,905	—	—	91,905
Changes in operating assets and liabilities:
(Increase) in assets:
Prepaid expenses and other current assets	(324,111)	—	—	(324,111)
Increase in liabilities:
Accounts payable and accrued expenses	1,008,598	—	—	1,008,598
Total adjustments	2,118,802	(528,083)	—	1,590,719
Net Cash Used in Operating Activities	(4,543,565)	—	—	(4,543,565)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	1,473,828	—		1,473,828
Net Cash Provided by Financing Activities	1,473,828	—	—	1,473,828

Effect of Exchange Rates on Cash	(144,203)	—	—	(144,203)

Net (Decrease) in Cash	(3,213,940)	—	—	(3,213,940)
Cash, beginning of period	5,967,967	—	—	5,967,967
Cash, end of period	$2,754,027	$—	$—	$2,754,027

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED

(in U.S. Dollars )

	Nine Months Ended September 30, 2019
	As Previously	RPC	Other	As
	Reported	Adjustments	Adjustments	Restated
Cash Flows from Operating Activities:
Net loss	$(9,227,720)	$211,542	$—	$(9,016,178)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	14,892	—	—	14,892
Stock-based compensation	941,446	—	—	941,446
Changes in fair value of the liability for options and warrants	12,594	(211,542)	—	(198,948)
Foreign currency exchange (gains) loss	67,922			67,922
Changes in operating assets and liabilities:				—
(Increase) decrease in assets:
Tax credit receivable	(2,902,987)	—	—	(2,902,987)
Prepaid expenses and other current assets	364,594	—	—	364,594
Increase in liabilities:
Accounts payable and accrued expenses	1,275,245	—	—	1,275,245
Total adjustments	(226,294)	(211,542)	—	(437,836)
Net Cash Used in Operating Activities	(9,454,014)	—		(9,454,014)

Cash Flows from Financing Activities:
Net proceeds from issuance of shares	9,871,886	—	—	9,871,886
Net Cash Provided by Financing Activities	9,871,886	—	—	9,871,886

Effect of Exchange Rates on Cash	(117,172)	—	—	(117,172)

Net Increase in Cash	300,700	—	—	300,700
Cash, beginning of period	5,967,967	—	—	5,967,967
Cash, end of period	$6,268,667	$—	$—	$6,268,667